Schedule of Investments (unaudited) September 30, 2022	iShares Russell 1000 Large-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

Large Cap Index Master Portfolio of Master Investment Portfolio	$797,059,603

Total Investments — 100.0% (Cost: $630,600,873)	797,059,603

Liabilities in Excess of Other Assets — (0.0)%	(224,404)

Net Assets — 100.0%	$796,835,199

iShares Russell 1000 Large-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2022, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $797,059,603 and 3.8%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) September 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	40,628	$4,702,691
Boeing Co.(a)(b)	334,514	40,502,955
BWX Technologies, Inc.(b)	56,831	2,862,578
Curtiss-Wright Corp.(b)	22,977	3,197,479
General Dynamics Corp.(b)	148,475	31,501,941
HEICO Corp.	27,332	3,935,261
HEICO Corp., Class A	47,650	5,461,643
Hexcel Corp.(b)	51,166	2,646,306
Howmet Aerospace, Inc.	226,450	7,004,099
Huntington Ingalls Industries, Inc.	24,291	5,380,457
L3Harris Technologies, Inc.(b)	117,522	24,424,597
Lockheed Martin Corp.(b)	144,890	55,969,558
Mercury Systems, Inc.(a)	35,358	1,435,535
Northrop Grumman Corp.(b)	89,479	42,083,763
Raytheon Technologies Corp.	907,769	74,309,970
Spirit AeroSystems Holdings, Inc., Class A(b)	61,386	1,345,581
Textron, Inc.	127,942	7,453,901
TransDigm Group, Inc.	31,490	16,526,582
Woodward, Inc.(b)	36,144	2,900,917

		333,645,814

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.(b)	74,977	7,221,035
Expeditors International of Washington, Inc.(b)	98,757	8,721,231
FedEx Corp.	146,729	21,784,855
GXO Logistics, Inc.(a)	65,172	2,284,930
United Parcel Service, Inc., Class B	448,752	72,491,398

		112,503,449

Airlines(a) — 0.2%
Alaska Air Group, Inc.	73,885	2,892,598
American Airlines Group, Inc.(b)	399,483	4,809,775
Copa Holdings SA, Class A(b)	19,931	1,335,576
Delta Air Lines, Inc.	389,581	10,931,643
JetBlue Airways Corp.	198,274	1,314,557
Southwest Airlines Co.	363,189	11,200,749
United Airlines Holdings, Inc.	198,153	6,445,917

		38,930,815

Auto Components — 0.1%
Aptiv PLC(a)	164,889	12,895,969
BorgWarner, Inc.(b)	142,608	4,477,891
Gentex Corp.	141,318	3,369,021
Lear Corp.(b)	36,970	4,424,939
QuantumScape Corp.(a)(b)	148,319	1,247,363

		26,415,183

Automobiles — 2.3%
Ford Motor Co.	2,405,562	26,942,294
General Motors Co.	887,618	28,483,662
Harley-Davidson, Inc.(b)	80,122	2,794,655
Lucid Group, Inc.(a)(b)	329,925	4,609,052
Rivian Automotive, Inc., Class A(a)(b)	314,685	10,356,283
Tesla, Inc.(a)	1,552,900	411,906,725
Thor Industries, Inc.(b)	31,375	2,195,623

		487,288,294

Banks — 3.6%
Bank of America Corp.	4,287,531	129,483,436
Bank of Hawaii Corp.(b)	24,623	1,874,303
Bank OZK(b)	68,639	2,715,359
BOK Financial Corp.(b)	18,661	1,658,216
Citigroup, Inc.	1,181,665	49,239,980

Security	Shares	Value

Banks (continued)
Citizens Financial Group, Inc.(b)	297,046	$10,206,500
Comerica, Inc.	78,139	5,555,683
Commerce Bancshares, Inc.(b)	66,223	4,381,314
Cullen/Frost Bankers, Inc.(b)	35,137	4,645,814
East West Bancorp, Inc.(b)	86,347	5,797,338
Fifth Third Bancorp(b)	414,231	13,238,823
First Citizens BancShares, Inc., Class A(b)	7,359	5,868,287
First Hawaiian, Inc.(b)	77,530	1,909,564
First Horizon Corp.	322,220	7,378,838
First Republic Bank	110,118	14,375,905
FNB Corp.(b)	220,400	2,556,640
Huntington Bancshares, Inc.(b)	882,197	11,627,356
JPMorgan Chase & Co.	1,780,610	186,073,745
KeyCorp	562,679	9,014,118
M&T Bank Corp.	107,097	18,883,343
PacWest Bancorp	69,715	1,575,559
Pinnacle Financial Partners, Inc.	46,625	3,781,287
PNC Financial Services Group, Inc.	251,983	37,651,300
Popular, Inc.(b)	44,637	3,216,542
Prosperity Bancshares, Inc.(b)	52,829	3,522,638
Regions Financial Corp.	568,655	11,412,906
Signature Bank	38,056	5,746,456
SVB Financial Group(a)	35,487	11,915,825
Synovus Financial Corp.(b)	88,333	3,313,371
Truist Financial Corp.	811,424	35,329,401
U.S. Bancorp(b)	819,099	33,026,072
Umpqua Holdings Corp.(b)	134,553	2,299,511
Webster Financial Corp.	110,294	4,985,289
Wells Fargo & Co.	2,315,177	93,116,419
Western Alliance Bancorp(b)	65,848	4,328,847
Wintrust Financial Corp.(b)	35,795	2,919,082
Zions Bancorp NA	89,380	4,545,867

		749,170,934

Beverages — 1.7%
Boston Beer Co., Inc., Class A(a)(b)	5,817	1,882,672
Brown-Forman Corp., Class A(b)	27,091	1,830,268
Brown-Forman Corp., Class B	112,460	7,486,462
Coca-Cola Co.	2,383,570	133,527,591
Constellation Brands, Inc., Class A	92,691	21,289,269
Keurig Dr Pepper, Inc.(b)	523,113	18,737,908
Molson Coors Beverage Co., Class B(b)	108,591	5,211,282
Monster Beverage Corp.(a)(b)	225,789	19,634,611
PepsiCo, Inc.(b)	843,934	137,780,665

		347,380,728

Biotechnology — 2.3%
AbbVie, Inc.(b)	1,078,901	144,799,303
Alnylam Pharmaceuticals, Inc.(a)	73,410	14,693,746
Amgen, Inc.(b)	325,972	73,474,089
Biogen, Inc.(a)	88,642	23,667,414
BioMarin Pharmaceutical, Inc.(a)	111,498	9,451,686
Exact Sciences Corp.(a)(b)	106,737	3,467,885
Exelixis, Inc.(a)	189,778	2,975,719
Gilead Sciences, Inc.(b)	766,302	47,273,170
Horizon Therapeutics PLC(a)	136,569	8,452,255
Incyte Corp.(a)	109,917	7,324,869
Ionis Pharmaceuticals, Inc.(a)(b)	85,967	3,802,320
Mirati Therapeutics, Inc.(a)	24,898	1,738,876
Moderna, Inc.(a)	206,521	24,421,108
Natera, Inc.(a)	51,111	2,239,684
Neurocrine Biosciences, Inc.(a)	57,269	6,082,541
Novavax, Inc.(a)(b)	47,455	863,681

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)	63,343	$43,635,092
Sarepta Therapeutics, Inc.(a)	52,018	5,750,070
Seagen, Inc.(a)	83,152	11,377,688
Ultragenyx Pharmaceutical, Inc.(a)	41,399	1,714,333
United Therapeutics Corp.(a)	27,126	5,679,642
Vertex Pharmaceuticals, Inc.(a)(b)	156,092	45,194,878

		488,080,049

Building Products — 0.6%
A O Smith Corp.	78,723	3,824,363
Advanced Drainage Systems, Inc.	38,791	4,824,437
Allegion PLC	53,788	4,823,708
Armstrong World Industries, Inc.	29,048	2,301,473
AZEK Co., Inc.(a)	73,449	1,220,722
Builders FirstSource, Inc.(a)(b)	93,381	5,502,008
Carlisle Cos., Inc.	31,155	8,736,174
Carrier Global Corp.	514,587	18,298,714
Fortune Brands Home & Security, Inc.	80,690	4,332,246
Hayward Holdings, Inc.(a)(b)	49,363	437,850
Johnson Controls International PLC(b)	426,099	20,972,593
Lennox International, Inc.	19,542	4,351,417
Masco Corp.(b)	136,424	6,369,637
Owens Corning(b)	59,632	4,687,671
Trane Technologies PLC(b)	141,534	20,495,539
Trex Co., Inc.(a)	70,215	3,085,247

		114,263,799

Capital Markets — 3.1%
Affiliated Managers Group, Inc.	22,859	2,556,779
Ameriprise Financial, Inc.	65,439	16,487,356
Ares Management Corp., Class A(b)	90,927	5,632,928
Bank of New York Mellon Corp.	446,185	17,187,046
BlackRock, Inc.(b)(c)	91,600	50,405,648
Blackstone, Inc.(b)	427,220	35,758,314
Blue Owl Capital, Inc.(b)	260,780	2,406,999
Carlyle Group, Inc.	123,608	3,194,031
Cboe Global Markets, Inc.	63,660	7,471,774
Charles Schwab Corp.(b)	927,865	66,685,658
CME Group, Inc.	218,909	38,775,351
Coinbase Global, Inc., Class A(a)(b)	96,317	6,211,483
Evercore, Inc., Class A(b)	23,211	1,909,105
FactSet Research Systems, Inc.	23,329	9,334,166
Franklin Resources, Inc.(b)	171,074	3,681,512
Goldman Sachs Group, Inc.(b)	203,064	59,507,905
Interactive Brokers Group, Inc., Class A	55,305	3,534,543
Intercontinental Exchange, Inc.	336,810	30,430,784
Invesco Ltd.(b)	221,746	3,037,920
Janus Henderson Group PLC(b)	82,044	1,666,314
Jefferies Financial Group, Inc.(b)	128,104	3,779,068
KKR & Co., Inc.(b)	350,100	15,054,300
Lazard Ltd., Class A	57,881	1,842,352
LPL Financial Holdings, Inc.(b)	48,698	10,639,539
MarketAxess Holdings, Inc.	22,981	5,113,043
Moody’s Corp.	97,639	23,737,017
Morgan Stanley(b)	764,485	60,401,960
Morningstar, Inc.(b)	14,810	3,144,459
MSCI, Inc.	47,820	20,169,998
Nasdaq, Inc.	209,112	11,852,468
Northern Trust Corp.	125,336	10,723,748
Raymond James Financial, Inc.(b)	119,175	11,776,874
Robinhood Markets, Inc., Class A(a)	353,120	3,566,512
S&P Global, Inc.	203,435	62,118,877
SEI Investments Co.(b)	64,320	3,154,896

Security	Shares	Value

Capital Markets (continued)
State Street Corp.(b)	224,956	$13,679,574
Stifel Financial Corp.(b)	61,573	3,196,254
T Rowe Price Group, Inc.(b)	136,250	14,307,613
Tradeweb Markets, Inc., Class A	64,793	3,655,621
Virtu Financial, Inc., Class A(b)	63,979	1,328,844

		649,118,633

Chemicals — 1.7%
Air Products & Chemicals, Inc.	135,141	31,451,365
Albemarle Corp.(b)	71,381	18,875,992
Ashland, Inc.	31,404	2,982,438
Axalta Coating Systems Ltd.(a)(b)	133,560	2,812,774
Celanese Corp.	65,167	5,887,187
CF Industries Holdings, Inc.(b)	120,424	11,590,810
Chemours Co.(b)	94,960	2,340,764
Corteva, Inc.	442,417	25,284,131
Dow, Inc.	440,145	19,335,570
DuPont de Nemours, Inc.	307,326	15,489,230
Eastman Chemical Co.	76,575	5,440,654
Ecolab, Inc.	151,809	21,924,256
Element Solutions, Inc.(b)	141,355	2,299,846
FMC Corp.(b)	76,581	8,094,612
Ginkgo Bioworks Holdings, Inc.(a)(b)	488,771	1,524,965
Huntsman Corp.(b)	115,727	2,839,940
International Flavors & Fragrances, Inc.(b)	155,439	14,118,524
Linde PLC(a)(b)	306,696	82,682,175
LyondellBasell Industries NV, Class A(b)	155,524	11,707,847
Mosaic Co.	208,837	10,093,092
NewMarket Corp.(b)	3,942	1,185,872
Olin Corp.(b)	83,920	3,598,490
PPG Industries, Inc.(b)	144,155	15,956,517
RPM International, Inc.	78,695	6,556,080
Scotts Miracle-Gro Co.(b)	24,210	1,034,977
Sherwin-Williams Co.	145,964	29,886,129
Valvoline, Inc.	111,697	2,830,402
Westlake Corp.(b)	19,889	1,727,956

		359,552,595

Commercial Services & Supplies — 0.5%
Cintas Corp.(b)	52,985	20,568,247
Clean Harbors, Inc.(a)	30,240	3,325,795
Copart, Inc.(a)	130,014	13,833,490
Driven Brands Holdings, Inc.(a)(b)	31,554	882,881
IAA, Inc.(a)(b)	81,993	2,611,477
MSA Safety, Inc.(b)	21,986	2,402,630
Republic Services, Inc.	126,036	17,145,937
Rollins, Inc.(b)	140,361	4,867,720
Stericycle, Inc.(a)(b)	56,298	2,370,709
Tetra Tech, Inc.(b)	31,778	4,084,426
Waste Management, Inc.	253,274	40,577,028

		112,670,340

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	150,934	17,038,939
Ciena Corp.(a)	90,334	3,652,204
Cisco Systems, Inc.	2,538,170	101,526,800
F5, Inc.(a)	37,024	5,358,483
Juniper Networks, Inc.	194,482	5,079,870
Lumentum Holdings, Inc.(a)(b)	42,539	2,916,899
Motorola Solutions, Inc.(b)	100,711	22,556,243
Ubiquiti, Inc.(b)	3,518	1,032,744
Viasat, Inc.(a)(b)	43,227	1,306,752

		160,468,934

2

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering — 0.2%
AECOM(b)	82,271	$5,624,868
MasTec, Inc.(a)	35,555	2,257,743
MDU Resources Group, Inc.	119,607	3,271,251
Quanta Services, Inc.(b)	86,183	10,978,852
Valmont Industries, Inc.(b)	12,701	3,411,743
WillScot Mobile Mini Holdings Corp.(a)	129,279	5,213,822

		30,758,279

Construction Materials — 0.1%
Eagle Materials, Inc.	22,894	2,453,779
Martin Marietta Materials, Inc.	37,996	12,238,131
Vulcan Materials Co.	80,742	12,733,821

		27,425,731

Consumer Finance — 0.5%
Ally Financial, Inc.(b)	186,657	5,194,664
American Express Co.	367,517	49,581,718
Capital One Financial Corp.	232,902	21,466,577
Credit Acceptance Corp.(a)(b)	4,131	1,809,378
Discover Financial Services	167,516	15,230,555
OneMain Holdings, Inc.(b)	72,148	2,129,809
SLM Corp.	155,536	2,175,949
SoFi Technologies, Inc.(a)(b)	473,516	2,310,758
Synchrony Financial	290,731	8,195,707
Upstart Holdings, Inc.(a)(b)	43,707	908,669

		109,003,784

Containers & Packaging — 0.4%
Amcor PLC(b)	908,225	9,745,254
AptarGroup, Inc.(b)	40,412	3,840,352
Ardagh Metal Packaging SA(b)	97,793	473,318
Avery Dennison Corp.	49,795	8,101,646
Ball Corp.	190,160	9,188,531
Berry Global Group, Inc.(a)	77,406	3,601,701
Crown Holdings, Inc.(b)	70,387	5,703,459
Graphic Packaging Holding Co.	182,151	3,595,661
International Paper Co.(b)	218,913	6,939,542
Packaging Corp. of America(b)	56,509	6,345,396
Sealed Air Corp.	89,210	3,970,737
Silgan Holdings, Inc.(b)	53,550	2,251,242
Sonoco Products Co.(b)	57,415	3,257,153
Westrock Co.	157,394	4,861,901

		71,875,893

Distributors(b) — 0.1%
Genuine Parts Co.	85,273	12,732,965
LKQ Corp.	155,461	7,329,986
Pool Corp.	23,601	7,510,074

		27,573,025

Diversified Consumer Services — 0.1%
ADT, Inc.(b)	133,480	999,765
Bright Horizons Family Solutions, Inc.(a)	36,928	2,128,899
Grand Canyon Education, Inc.(a)	18,942	1,557,980
H&R Block, Inc.(b)	99,175	4,218,905
Mister Car Wash, Inc.(a)(b)	52,555	450,922
Service Corp. International(b)	95,680	5,524,563
Terminix Global Holdings, Inc.(a)	72,173	2,763,504

		17,644,538

Diversified Financial Services — 1.5%
Apollo Global Management, Inc.(b)	282,072	13,116,348
Berkshire Hathaway, Inc., Class B(a)(b)	1,101,352	294,083,011

Security	Shares	Value

Diversified Financial Services (continued)
Equitable Holdings, Inc.	228,766	$6,027,984
Voya Financial, Inc.	59,002	3,569,621

		316,796,964

Diversified Telecommunication Services(b) — 0.8%
AT&T, Inc.	4,370,726	67,046,937
Frontier Communications Parent, Inc.(a)	145,874	3,417,828
Lumen Technologies, Inc.	622,421	4,531,225
Verizon Communications, Inc.	2,565,789	97,423,008

		172,418,998

Electric Utilities — 1.8%
Alliant Energy Corp.	151,850	8,046,532
American Electric Power Co., Inc.(b)	313,770	27,125,416
Avangrid, Inc.(b)	42,213	1,760,282
Constellation Energy Corp.	199,174	16,569,285
Duke Energy Corp.(b)	470,001	43,719,493
Edison International	230,691	13,052,497
Entergy Corp.(b)	123,814	12,459,403
Evergy, Inc.(b)	135,853	8,069,668
Eversource Energy	211,110	16,458,136
Exelon Corp.(b)	606,807	22,730,990
FirstEnergy Corp.	331,200	12,254,400
Hawaiian Electric Industries, Inc.(b)	68,358	2,369,288
IDACORP, Inc.(b)	30,940	3,063,369
NextEra Energy, Inc.	1,198,520	93,975,953
NRG Energy, Inc.(b)	145,645	5,573,834
OGE Energy Corp.(b)	119,177	4,345,193
PG&E Corp.(a)	945,991	11,824,888
Pinnacle West Capital Corp.(b)	68,468	4,416,871
PPL Corp.	447,153	11,335,329
Southern Co.(b)	647,823	44,051,964
Xcel Energy, Inc.	333,445	21,340,480

		384,543,271

Electrical Equipment — 0.6%
Acuity Brands, Inc.(b)	20,333	3,201,838
AMETEK, Inc.	140,904	15,979,923
ChargePoint Holdings, Inc.(a)(b)	151,472	2,235,727
Eaton Corp. PLC(b)	243,630	32,490,497
Emerson Electric Co.	360,386	26,387,463
Generac Holdings, Inc.(a)(b)	38,043	6,776,980
Hubbell, Inc.(b)	32,709	7,294,107
nVent Electric PLC	97,710	3,088,613
Plug Power, Inc.(a)(b)	320,747	6,738,894
Regal Rexnord Corp.(b)	40,118	5,630,962
Rockwell Automation, Inc.(b)	70,714	15,211,289
Sensata Technologies Holding PLC(b)	96,658	3,603,410
Sunrun, Inc.(a)(b)	127,920	3,529,313
Vertiv Holdings Co.(b)	188,674	1,833,911

		134,002,927

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	357,820	23,959,627
Arrow Electronics, Inc.(a)	40,101	3,696,911
Avnet, Inc.(b)	57,336	2,070,976
CDW Corp.(b)	82,503	12,877,068
Cognex Corp.	105,837	4,386,944
Coherent Corp.(a)	76,051	2,650,378
Corning, Inc.(b)	462,785	13,430,021
IPG Photonics Corp.(a)	21,582	1,820,442
Jabil, Inc.	83,968	4,845,793
Keysight Technologies, Inc.(a)	108,839	17,126,905
Littelfuse, Inc.(b)	14,496	2,880,210

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.(b)	78,742	$2,971,723
TD SYNNEX Corp.(b)	25,522	2,072,131
Teledyne Technologies, Inc.(a)	28,029	9,458,947
Trimble, Inc.(a)(b)	151,516	8,222,773
Vontier Corp.	100,593	1,680,909
Zebra Technologies Corp., Class A(a)	31,912	8,361,263

		122,513,021

Energy Equipment & Services — 0.3%
Baker Hughes Co.(b)	576,256	12,078,326
Halliburton Co.	548,004	13,491,859
NOV, Inc.(b)	236,697	3,829,757
Schlumberger NV(b)	862,161	30,951,580

		60,351,522

Entertainment — 1.4%
Activision Blizzard, Inc.	474,063	35,241,843
AMC Entertainment Holdings, Inc., Class A(a)(b)	317,303	2,211,602
Electronic Arts, Inc.	169,673	19,632,863
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	746,204
Liberty Media Corp.-Liberty Formula One, Class C(a)(b)	123,315	7,213,928
Live Nation Entertainment, Inc.(a)(b)	94,341	7,173,690
Madison Square Garden Sports Corp.(a)	11,184	1,528,405
Netflix, Inc.(a)	267,235	62,917,808
Playtika Holding Corp.(a)(b)	56,255	528,234
ROBLOX Corp., Class A(a)(b)	267,806	9,598,167
Roku, Inc.(a)(b)	73,880	4,166,832
Spotify Technology SA(a)(b)	85,028	7,337,916
Take-Two Interactive Software, Inc.(a)	99,605	10,856,945
Walt Disney Co.(a)	1,112,297	104,922,976
Warner Bros Discovery, Inc.(a)	1,438,827	16,546,511
World Wrestling Entertainment, Inc., Class A(b)	27,763	1,948,130

		292,572,054

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities, Inc.(b)	98,079	13,749,695
American Homes 4 Rent, Class A(b)	182,616	5,991,631
American Tower Corp.	283,234	60,810,340
Americold Realty Trust, Inc.(b)	165,318	4,066,823
Apartment Income REIT Corp.	97,015	3,746,719
AvalonBay Communities, Inc.	84,907	15,639,020
Boston Properties, Inc.(b)	95,674	7,172,680
Brixmor Property Group, Inc.	177,879	3,285,425
Camden Property Trust	63,358	7,568,113
Cousins Properties, Inc.(b)	88,389	2,063,883
Crown Castle, Inc.	263,368	38,069,844
CubeSmart(b)	137,049	5,490,183
Digital Realty Trust, Inc.(b)	172,428	17,101,409
Douglas Emmett, Inc.(b)	103,140	1,849,300
Duke Realty Corp.	232,594	11,211,031
EastGroup Properties, Inc.(b)	24,503	3,536,763
EPR Properties(b)	44,529	1,596,810
Equinix, Inc.	55,447	31,540,471
Equity LifeStyle Properties, Inc.(b)	107,043	6,726,582
Equity Residential	225,260	15,141,977
Essex Property Trust, Inc.	40,146	9,724,566
Extra Space Storage, Inc.(b)	80,807	13,956,177
Federal Realty Investment Trust(b)	47,931	4,319,542
First Industrial Realty Trust, Inc.(b)	78,093	3,499,347
Gaming & Leisure Properties, Inc.	147,843	6,540,574
Healthcare Realty Trust, Inc.(b)	230,842	4,813,056

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.	328,741	$7,534,744
Highwoods Properties, Inc.(b)	61,629	1,661,518
Host Hotels & Resorts, Inc.(b)	436,582	6,932,922
Hudson Pacific Properties, Inc.(b)	80,397	880,347
Invitation Homes, Inc.(b)	372,541	12,580,710
Iron Mountain, Inc.(b)	175,950	7,736,522
JBG SMITH Properties(b)	71,660	1,331,443
Kilroy Realty Corp.	72,044	3,033,773
Kimco Realty Corp.(b)	370,373	6,818,567
Lamar Advertising Co., Class A	52,245	4,309,690
Life Storage, Inc.	50,925	5,640,453
Medical Properties Trust, Inc.(b)	369,205	4,378,771
Mid-America Apartment Communities, Inc.	70,547	10,939,723
National Retail Properties, Inc.	107,203	4,273,112
National Storage Affiliates Trust	50,562	2,102,368
Omega Healthcare Investors, Inc.(b)	140,539	4,144,495
Park Hotels & Resorts, Inc.	137,590	1,549,263
Prologis, Inc.	450,841	45,805,446
Public Storage(b)	95,372	27,925,875
Rayonier, Inc.	86,348	2,587,850
Realty Income Corp.(b)	377,746	21,984,817
Regency Centers Corp.	103,849	5,592,269
Rexford Industrial Realty, Inc.(b)	104,777	5,448,404
SBA Communications Corp.	64,732	18,425,964
Simon Property Group, Inc.(b)	198,964	17,857,019
SL Green Realty Corp.(b)	40,600	1,630,496
Spirit Realty Capital, Inc.	82,461	2,981,790
STORE Capital Corp.(b)	152,825	4,788,007
Sun Communities, Inc.(b)	74,269	10,050,824
UDR, Inc.	196,058	8,177,579
Ventas, Inc.	242,700	9,749,259
VICI Properties, Inc.(b)	586,697	17,512,905
Vornado Realty Trust(b)	108,810	2,520,040
Welltower, Inc.(b)	284,111	18,274,020
Weyerhaeuser Co.	454,306	12,974,979
WP Carey, Inc.(b)	117,248	8,183,910

		627,531,835

Food & Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A	104,152	2,589,219
BJ’s Wholesale Club Holdings, Inc.(a)	80,224	5,841,109
Casey’s General Stores, Inc.	22,050	4,465,566
Costco Wholesale Corp.	270,278	127,644,191
Grocery Outlet Holding Corp.(a)	55,202	1,837,674
Kroger Co.	398,297	17,425,494
Performance Food Group Co.(a)	90,501	3,887,018
Sysco Corp.	310,607	21,963,021
U.S. Foods Holding Corp.(a)(b)	122,191	3,230,730
Walgreens Boots Alliance, Inc.(b)	437,619	13,741,237
Walmart, Inc.(b)	880,029	114,139,761

		316,765,020

Food Products — 1.1%
Archer-Daniels-Midland Co.(b)	341,735	27,492,581
Bunge Ltd.(b)	86,521	7,144,039
Campbell Soup Co.(b)	119,040	5,609,165
Conagra Brands, Inc.	285,862	9,327,677
Darling Ingredients, Inc.(a)(b)	96,697	6,396,507
Flowers Foods, Inc.	111,216	2,745,923
Freshpet, Inc.(a)(b)	27,660	1,385,489
General Mills, Inc.(b)	363,675	27,861,142
Hershey Co.(b)	88,654	19,545,547
Hormel Foods Corp.	173,291	7,874,343

4

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Ingredion, Inc.(b)	40,476	$3,259,128
J M Smucker Co.(b)	62,423	8,577,544
Kellogg Co.	155,052	10,800,922
Kraft Heinz Co.	424,746	14,165,279
Lamb Weston Holdings, Inc.(b)	88,699	6,863,529
McCormick & Co., Inc.	151,779	10,817,289
Mondelez International, Inc., Class A	843,439	46,245,760
Pilgrim’s Pride Corp.(a)	28,135	647,668
Post Holdings, Inc.(a)	34,776	2,848,502
Seaboard Corp.	134	455,957
Tyson Foods, Inc., Class A	174,068	11,476,303

		231,540,294

Gas Utilities — 0.1%
Atmos Energy Corp.(b)	83,356	8,489,808
National Fuel Gas Co.	53,314	3,281,477
UGI Corp.	129,488	4,186,347

		15,957,632

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	1,046,789	101,287,304
ABIOMED, Inc.(a)	26,921	6,613,413
Align Technology, Inc.(a)	48,079	9,957,642
Baxter International, Inc.	307,052	16,537,821
Becton Dickinson & Co.	173,321	38,621,118
Boston Scientific Corp.(a)	870,982	33,733,133
Cooper Cos., Inc.	29,419	7,763,674
Dentsply Sirona, Inc.(b)	128,691	3,648,390
DexCom, Inc.(a)	237,703	19,144,600
Edwards Lifesciences Corp.(a)	376,983	31,150,105
Enovis Corp.(a)(b)	30,447	1,402,693
Envista Holdings Corp.(a)(b)	98,238	3,223,189
Globus Medical, Inc., Class A(a)(b)	47,175	2,810,215
Hologic, Inc.(a)	149,572	9,650,385
ICU Medical, Inc.(a)(b)	12,997	1,957,348
IDEXX Laboratories, Inc.(a)	50,717	16,523,598
Insulet Corp.(a)(b)	41,967	9,627,230
Integra LifeSciences Holdings Corp.(a)	43,254	1,832,239
Intuitive Surgical, Inc.(a)	218,686	40,990,504
Masimo Corp.(a)	28,725	4,054,821
Medtronic PLC	815,927	65,886,105
Novocure Ltd.(a)(b)	64,011	4,863,556
Penumbra, Inc.(a)(b)	21,210	4,021,416
QuidelOrtho Corp.(a)	29,527	2,110,590
ResMed, Inc.	87,713	19,147,748
STERIS PLC	60,435	10,049,132
Stryker Corp.(b)	214,466	43,437,944
Tandem Diabetes Care, Inc.(a)(b)	40,218	1,924,431
Teleflex, Inc.	28,852	5,812,524
Zimmer Biomet Holdings, Inc.(b)	128,879	13,474,299

		531,257,167

Health Care Providers & Services — 3.3%
Acadia Healthcare Co., Inc.(a)	53,892	4,213,277
Agilon Health, Inc.(a)(b)	112,760	2,640,839
Amedisys, Inc.(a)(b)	19,446	1,882,178
AmerisourceBergen Corp.	90,344	12,226,254
Cardinal Health, Inc.	166,158	11,079,416
Centene Corp.(a)	347,106	27,008,318
Chemed Corp.	8,975	3,918,126
Cigna Corp.	182,720	50,699,318
CVS Health Corp.	800,209	76,315,932
DaVita, Inc.(a)(b)	34,781	2,878,823
Elevance Health, Inc.	147,152	66,842,325

Security	Shares	Value

Health Care Providers & Services (continued)
Encompass Health Corp.(b)	58,260	$2,635,100
Enhabit, Inc.(a)	29,130	408,985
Guardant Health, Inc.(a)(b)	58,042	3,124,401
HCA Healthcare, Inc.(b)	133,870	24,603,967
Henry Schein, Inc.(a)	81,569	5,364,793
Humana, Inc.	77,160	37,437,260
Laboratory Corp. of America Holdings	55,632	11,393,990
McKesson Corp.(b)	88,543	30,093,109
Molina Healthcare, Inc.(a)	34,998	11,543,740
Oak Street Health, Inc.(a)(b)	69,380	1,701,198
Premier, Inc., Class A(b)	73,783	2,504,195
Quest Diagnostics, Inc.(b)	71,301	8,747,920
Signify Health, Inc., Class A(a)	40,788	1,188,970
Tenet Healthcare Corp.(a)	63,394	3,269,863
UnitedHealth Group, Inc.	571,008	288,381,880
Universal Health Services, Inc., Class B(b)	38,658	3,408,863

		695,513,040

Health Care Technology(a)(b) — 0.1%
Certara, Inc.	72,883	967,886
Change Healthcare, Inc.	161,276	4,433,477
Definitive Healthcare Corp.	20,194	313,815
Doximity, Inc., Class A	65,855	1,990,138
Teladoc Health, Inc.	100,937	2,558,753
Veeva Systems, Inc., Class A	84,988	14,012,822

		24,276,891

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)	238,726	25,075,779
Aramark	140,281	4,376,767
Booking Holdings, Inc.(a)	24,231	39,816,622
Boyd Gaming Corp.(b)	47,793	2,277,336
Caesars Entertainment, Inc.(a)(b)	126,152	4,069,664
Carnival Corp.(a)(b)	586,213	4,121,077
Chipotle Mexican Grill, Inc.(a)	16,980	25,516,865
Choice Hotels International, Inc.(b)	20,196	2,211,866
Churchill Downs, Inc.(b)	21,745	4,004,342
Darden Restaurants, Inc.(b)	74,134	9,364,607
Domino’s Pizza, Inc.	21,965	6,813,543
DraftKings, Inc., Class A(a)(b)	196,138	2,969,529
Expedia Group, Inc.(a)	92,296	8,647,212
Hilton Worldwide Holdings, Inc.	165,429	19,954,046
Hyatt Hotels Corp., Class A(a)(b)	30,663	2,482,476
Las Vegas Sands Corp.(a)(b)	201,814	7,572,061
Marriott International, Inc., Class A	167,855	23,523,200
Marriott Vacations Worldwide Corp.(b)	23,210	2,828,371
McDonald’s Corp.	451,140	104,096,044
MGM Resorts International	198,828	5,909,168
Norwegian Cruise Line Holdings Ltd.(a)(b)	249,095	2,829,719
Penn Entertainment, Inc.(a)(b)	95,608	2,630,176
Planet Fitness, Inc., Class A(a)(b)	51,338	2,960,149
Royal Caribbean Cruises Ltd.(a)(b)	135,931	5,151,785
Six Flags Entertainment Corp.(a)(b)	45,434	804,182
Starbucks Corp.(b)	700,004	58,982,337
Travel & Leisure Co.(b)	50,043	1,707,467
Vail Resorts, Inc.(b)	24,327	5,245,874
Wendy’s Co.(b)	106,639	1,993,083
Wyndham Hotels & Resorts, Inc.(b)	55,385	3,397,870
Wynn Resorts Ltd.(a)(b)	63,466	4,000,262
Yum! Brands, Inc.	174,630	18,570,154

		413,903,633

Household Durables — 0.3%
D.R. Horton, Inc.(b)	195,701	13,180,462

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Garmin Ltd.	93,739	$7,528,179
Leggett & Platt, Inc.(b)	80,336	2,668,762
Lennar Corp., B Shares	7,378	439,065
Lennar Corp., Class A(b)	154,486	11,516,931
Mohawk Industries, Inc.(a)	31,321	2,856,162
Newell Brands, Inc.	230,461	3,201,103
NVR, Inc.(a)	1,842	7,344,201
PulteGroup, Inc.	140,515	5,269,313
Tempur Sealy International, Inc.(b)	103,785	2,505,370
Toll Brothers, Inc.(b)	65,510	2,751,420
TopBuild Corp.(a)	19,878	3,275,497
Whirlpool Corp.(b)	32,760	4,416,376

		66,952,841

Household Products — 1.3%
Church & Dwight Co., Inc.(b)	147,790	10,558,118
Clorox Co.(b)	74,604	9,578,407
Colgate-Palmolive Co.	505,338	35,499,994
Kimberly-Clark Corp.	205,692	23,148,578
Procter & Gamble Co.	1,459,013	184,200,391
Reynolds Consumer Products, Inc.(b)	33,158	862,440
Spectrum Brands Holdings, Inc.(b)	24,767	966,656

		264,814,584

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.(b)	407,049	9,199,307
Brookfield Renewable Corp., Class A	74,864	2,446,556
Vistra Corp.(b)	254,660	5,347,860

		16,993,723

Industrial Conglomerates — 0.7%
3M Co.(b)	346,436	38,281,178
General Electric Co.(b)	668,492	41,386,340
Honeywell International, Inc.	411,411	68,693,294

		148,360,812

Insurance — 2.3%
Aflac, Inc.(b)	383,204	21,536,065
Alleghany Corp.(a)	8,057	6,762,804
Allstate Corp.	164,841	20,527,650
American Financial Group, Inc.	41,134	5,056,603
American International Group, Inc.	460,925	21,884,719
Aon PLC, Class A	128,400	34,394,508
Arch Capital Group Ltd.(a)	214,492	9,767,966
Arthur J Gallagher & Co.	126,166	21,602,142
Assurant, Inc.(b)	32,851	4,772,265
Assured Guaranty Ltd.(b)	35,568	1,723,270
Axis Capital Holdings Ltd.(b)	48,597	2,388,543
Brighthouse Financial, Inc.(a)	47,261	2,052,073
Brown & Brown, Inc.	143,582	8,683,839
Chubb Ltd.	253,690	46,141,137
Cincinnati Financial Corp.(b)	94,985	8,507,806
CNA Financial Corp.	18,457	681,063
Erie Indemnity Co., Class A(b)	14,959	3,325,535
Everest Re Group Ltd.(b)	23,898	6,271,791
Fidelity National Financial, Inc.(b)	159,885	5,787,837
First American Financial Corp.(b)	62,339	2,873,828
Globe Life, Inc.	53,912	5,375,026
Hanover Insurance Group, Inc.(b)	20,904	2,678,639
Hartford Financial Services Group, Inc.	198,679	12,306,177
Kemper Corp.(b)	37,792	1,559,298
Lincoln National Corp.(b)	102,130	4,484,528
Loews Corp.	124,694	6,214,749
Markel Corp.(a)	8,084	8,764,834

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Cos., Inc.	305,957	$45,676,321
MetLife, Inc.(b)	410,369	24,942,228
Old Republic International Corp.(b)	176,759	3,699,566
Primerica, Inc.(b)	22,855	2,821,450
Principal Financial Group, Inc.(b)	149,786	10,807,060
Progressive Corp.	356,369	41,413,641
Prudential Financial, Inc.(b)	228,887	19,633,927
Reinsurance Group of America, Inc.	40,887	5,143,993
RenaissanceRe Holdings Ltd.(b)	26,261	3,686,782
Ryan Specialty Holdings, Inc.(a)	48,982	1,989,649
Travelers Cos., Inc.	144,908	22,199,906
Unum Group(b)	122,859	4,766,929
W R Berkley Corp.	126,845	8,191,650
White Mountains Insurance Group Ltd.(b)	1,716	2,235,982
Willis Towers Watson PLC(b)	66,353	13,332,972

		486,666,751

Interactive Media & Services(a) — 4.3%
Alphabet, Inc., Class A(b)	3,672,110	351,237,321
Alphabet, Inc., Class C(b)	3,297,697	317,073,567
IAC, Inc.(b)	47,168	2,612,164
Match Group, Inc.	172,537	8,238,642
Meta Platforms, Inc., Class A	1,399,763	189,919,844
Pinterest, Inc., Class A	351,783	8,196,544
TripAdvisor, Inc.(b)	58,198	1,285,012
Twitter, Inc.	454,993	19,946,893
ZoomInfo Technologies, Inc., CLass A(b)	168,846	7,034,124

		905,544,111

Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(a)	5,425,941	613,131,333
DoorDash, Inc., Class A(a)	152,133	7,522,977
eBay, Inc.(b)	332,919	12,254,748
Etsy, Inc.(a)(b)	76,446	7,654,538
Wayfair, Inc., Class A(a)(b)	47,080	1,532,454

		642,096,050

IT Services — 4.5%
Accenture PLC, Class A(b)	386,808	99,525,699
Affirm Holdings, Inc.(a)(b)	104,565	1,961,639
Akamai Technologies, Inc.(a)	96,019	7,712,246
Amdocs Ltd.(b)	73,008	5,800,486
Automatic Data Processing, Inc.	254,892	57,654,022
Block, Inc.(a)	319,992	17,596,360
Broadridge Financial Solutions, Inc.	71,745	10,354,238
Cloudflare, Inc., Class A(a)(b)	171,012	9,458,674
Cognizant Technology Solutions Corp., Class A	316,103	18,156,956
Concentrix Corp.	27,024	3,016,689
DXC Technology Co.(a)(b)	145,021	3,550,114
EPAM Systems, Inc.(a)	33,194	12,022,535
Euronet Worldwide, Inc.(a)(b)	28,665	2,171,660
Fidelity National Information Services, Inc.	372,321	28,136,298
Fiserv, Inc.(a)	359,344	33,623,818
FleetCor Technologies, Inc.(a)	44,223	7,790,766
Gartner, Inc.(a)	46,482	12,861,105
Genpact Ltd.	111,034	4,859,958
Global Payments, Inc.(b)	168,443	18,200,266
Globant SA(a)	25,262	4,726,015
GoDaddy, Inc., Class A(a)	94,753	6,716,093
International Business Machines Corp.(b)	549,369	65,270,531
Jack Henry & Associates, Inc.(b)	44,795	8,164,785
Kyndryl Holdings, Inc.(a)(b)	128,713	1,064,457
Mastercard, Inc., Class A	525,507	149,422,660
MongoDB, Inc.(a)	39,490	7,841,134

6

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Okta, Inc.(a)	90,315	$5,136,214
Paychex, Inc.	197,352	22,144,868
PayPal Holdings, Inc.(a)	706,733	60,828,509
Shift4 Payments, Inc., Class A(a)(b)	33,579	1,497,959
Snowflake, Inc., Class A(a)(b)	187,094	31,798,496
SS&C Technologies Holdings, Inc.	134,987	6,445,629
Switch, Inc., Class A	86,115	2,901,214
Thoughtworks Holding, Inc.(a)(b)	50,705	531,896
Toast, Inc., Class A(a)	150,364	2,514,086
Twilio, Inc., Class A(a)	104,586	7,231,076
VeriSign, Inc.(a)	56,861	9,876,756
Visa, Inc., Class A(b)	1,005,010	178,540,027
Western Union Co.(b)	232,328	3,136,428
WEX, Inc.(a)	26,663	3,384,601
Wix.com Ltd.(a)(b)	31,474	2,462,211

		936,089,174

Leisure Products — 0.1%
Brunswick Corp.(b)	46,500	3,043,425
Hasbro, Inc.(b)	78,977	5,324,629
Mattel, Inc.(a)	210,937	3,995,147
Peloton Interactive, Inc., Class A(a)(b)	184,450	1,278,238
Polaris, Inc.(b)	33,964	3,248,657
YETI Holdings, Inc.(a)	55,061	1,570,340

		18,460,436

Life Sciences Tools & Services — 1.8%
10X Genomics, Inc., Class A(a)	54,163	1,542,562
Agilent Technologies, Inc.(b)	183,522	22,307,099
Avantor, Inc.(a)	375,450	7,358,820
Azenta, Inc.(b)	45,209	1,937,658
Bio-Rad Laboratories, Inc., Class A(a)	12,965	5,408,220
Bio-Techne Corp.	23,864	6,777,376
Bruker Corp.	64,946	3,446,035
Charles River Laboratories International, Inc.(a)	30,758	6,053,174
Danaher Corp.	395,174	102,069,492
Illumina, Inc.(a)	95,521	18,224,452
IQVIA Holdings, Inc.(a)	113,490	20,557,579
Maravai LifeSciences Holdings, Inc., Class A(a)	64,873	1,656,208
Mettler-Toledo International, Inc.(a)	13,714	14,867,622
PerkinElmer, Inc.	77,606	9,338,330
QIAGEN NV(a)(b)	138,381	5,712,368
Repligen Corp.(a)	34,119	6,384,006
Sotera Health Co.(a)	62,387	425,479
Syneos Health, Inc.(a)	61,881	2,917,689
Thermo Fisher Scientific, Inc.(b)	238,856	121,145,375
Waters Corp.(a)	36,348	9,796,876
West Pharmaceutical Services, Inc.	44,913	11,052,191

		378,978,611

Machinery — 1.7%
AGCO Corp.	38,421	3,694,948
Allison Transmission Holdings, Inc.(b)	60,337	2,036,977
Ardagh Group SA(a)	6,425	55,126
Caterpillar, Inc.(b)	322,245	52,873,960
Crane Holdings Co.(b)	27,456	2,403,498
Cummins, Inc.(b)	86,161	17,534,625
Deere & Co.(b)	171,120	57,135,257
Donaldson Co., Inc.	77,148	3,781,023
Dover Corp.	88,127	10,273,846
Esab Corp.(b)	31,502	1,050,907
Flowserve Corp.(b)	76,186	1,851,320
Fortive Corp.	218,169	12,719,253

Security	Shares	Value

Machinery (continued)
Gates Industrial Corp. PLC(a)(b)	58,319	$569,193
Graco, Inc.(b)	102,202	6,127,010
IDEX Corp.(b)	46,241	9,241,264
Illinois Tool Works, Inc.(b)	189,117	34,163,986
Ingersoll Rand, Inc.(b)	247,199	10,693,829
ITT, Inc.	49,721	3,248,770
Lincoln Electric Holdings, Inc.(b)	33,675	4,233,621
Middleby Corp.(a)	33,693	4,318,432
Nordson Corp.(b)	35,674	7,572,520
Oshkosh Corp.	39,244	2,758,461
Otis Worldwide Corp.	258,083	16,465,695
PACCAR, Inc.	208,097	17,415,638
Parker-Hannifin Corp.	77,688	18,824,579
Pentair PLC	99,452	4,040,735
Snap-on, Inc.(b)	32,108	6,464,946
Stanley Black & Decker, Inc.(b)	91,811	6,905,105
Timken Co.(b)	39,631	2,339,814
Toro Co.(b)	63,877	5,524,083
Westinghouse Air Brake Technologies Corp.(b)	110,629	8,999,669
Xylem, Inc.(b)	110,281	9,634,148

		344,952,238

Marine — 0.0%
Kirby Corp.(a)	36,738	2,232,568

Media — 0.8%
Altice USA, Inc., Class A(a)	121,027	705,587
Cable One, Inc.(b)	3,536	3,016,385
Charter Communications, Inc., Class A(a)	67,712	20,540,435
Comcast Corp., Class A	2,673,335	78,408,916
DISH Network Corp., Class A(a)	158,444	2,191,281
Fox Corp., Class A	182,323	5,593,670
Fox Corp., Class B(b)	84,143	2,398,075
Interpublic Group of Cos., Inc.(b)	237,375	6,076,800
Liberty Broadband Corp., Class A(a)(b)	13,216	985,914
Liberty Broadband Corp., Class C(a)	74,765	5,517,657
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	44,699	1,701,691
Liberty Media Corp.-Liberty SiriusXM, Class C(a)	92,070	3,471,960
New York Times Co., Class A(b)	100,124	2,878,565
News Corp., Class A	228,545	3,453,315
News Corp., Class B(b)	71,927	1,109,114
Nexstar Media Group, Inc., Class A(b)	22,577	3,766,972
Omnicom Group, Inc.(b)	123,965	7,820,952
Paramount Global, Class A(b)	7,797	167,947
Paramount Global, Class B(b)	349,585	6,656,098
Sirius XM Holdings, Inc.(b)	422,478	2,412,349
Trade Desk, Inc., Class A(a)	267,637	15,991,311

		174,864,994

Metals & Mining — 0.5%
Alcoa Corp.(b)	110,209	3,709,635
Cleveland-Cliffs, Inc.(a)(b)	309,302	4,166,298
Freeport-McMoRan, Inc.	871,389	23,815,061
MP Materials Corp.(a)(b)	54,038	1,475,237
Newmont Corp.	482,501	20,279,517
Nucor Corp.(b)	158,474	16,955,133
Reliance Steel & Aluminum Co.	36,832	6,423,869
Royal Gold, Inc.(b)	39,119	3,670,145
Southern Copper Corp.(b)	50,271	2,254,152
SSR Mining, Inc.(b)	126,267	1,857,388

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics, Inc.(b)	107,143	$7,601,796
U.S. Steel Corp.(b)	142,320	2,578,838

		94,787,069

Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	314,083	2,644,579
Annaly Capital Management, Inc.	260,759	4,474,625
Rithm Capital Corp.	260,622	1,907,753
Starwood Property Trust, Inc.	182,547	3,326,006

		12,352,963

Multiline Retail — 0.5%
Dollar General Corp.(b)	139,563	33,475,581
Dollar Tree, Inc.(a)	129,595	17,637,879
Kohl’s Corp.(b)	76,214	1,916,782
Macy’s, Inc.(b)	169,507	2,656,175
Nordstrom, Inc.(b)	70,287	1,175,902
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	39,632	2,045,011
Target Corp.(b)	282,703	41,950,298

		100,857,628

Multi-Utilities — 0.8%
Ameren Corp.	156,976	12,644,417
CenterPoint Energy, Inc.(b)	383,129	10,796,575
CMS Energy Corp.(b)	177,186	10,319,313
Consolidated Edison, Inc.(b)	215,388	18,471,675
Dominion Energy, Inc.(b)	507,974	35,106,083
DTE Energy Co.	117,331	13,498,932
NiSource, Inc.(b)	249,591	6,287,197
Public Service Enterprise Group, Inc.	302,366	17,002,040
Sempra Energy(b)	191,980	28,785,481
WEC Energy Group, Inc.	191,668	17,140,869

		170,052,582

Oil, Gas & Consumable Fuels — 4.3%
Antero Midstream Corp.(b)	194,309	1,783,757
Antero Resources Corp.(a)	176,532	5,389,522
APA Corp.	202,350	6,918,346
Cheniere Energy, Inc.	152,047	25,226,118
Chesapeake Energy Corp.(b)	73,330	6,908,419
Chevron Corp.	1,199,691	172,359,606
ConocoPhillips(b)	777,364	79,555,432
Continental Resources, Inc.(b)	21,469	1,434,344
Coterra Energy, Inc.(b)	478,844	12,507,405
Devon Energy Corp.	401,650	24,151,214
Diamondback Energy, Inc.(b)	104,800	12,624,208
DT Midstream, Inc.(a)(b)	60,911	3,160,672
Enviva, Inc.(b)	18,229	1,094,834
EOG Resources, Inc.(b)	356,973	39,884,593
EQT Corp.	226,053	9,211,660
Exxon Mobil Corp.	2,545,862	222,279,211
Hess Corp.(b)	170,952	18,632,058
HF Sinclair Corp.	89,427	4,814,750
Kinder Morgan, Inc.	1,205,948	20,066,975
Marathon Oil Corp.	409,042	9,236,168
Marathon Petroleum Corp.	303,937	30,190,062
New Fortress Energy, Inc.	28,697	1,254,346
Occidental Petroleum Corp.	499,309	30,682,538
ONEOK, Inc.(b)	272,993	13,988,161
Ovintiv, Inc.	155,117	7,135,382
PDC Energy, Inc.(b)	56,350	3,256,467
Phillips 66(b)	294,143	23,743,223
Pioneer Natural Resources Co.	145,032	31,403,779
Range Resources Corp.	156,573	3,955,034

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.(a)	691,821	$4,233,945
Targa Resources Corp.	136,538	8,238,703
Texas Pacific Land Corp.(b)	3,508	6,234,523
Valero Energy Corp.	238,199	25,451,563
Williams Cos., Inc.(b)	745,026	21,330,094

		888,337,112

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	48,484	2,481,896

Personal Products — 0.2%
Coty, Inc., Class A(a)	211,410	1,336,111
Estee Lauder Cos., Inc., Class A	140,062	30,239,386
Olaplex Holdings, Inc.(a)(b)	74,023	706,920

		32,282,417

Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.(b)	1,300,106	92,424,535
Catalent, Inc.(a)	105,362	7,623,994
Elanco Animal Health, Inc.(a)	266,517	3,307,476
Eli Lilly & Co.	514,378	166,324,126
Jazz Pharmaceuticals PLC(a)	36,509	4,866,285
Johnson & Johnson	1,606,613	262,456,300
Merck & Co., Inc.(b)	1,544,297	132,994,858
Organon & Co.	153,927	3,601,892
Perrigo Co. PLC	83,283	2,969,872
Pfizer, Inc.(b)	3,450,319	150,985,959
Royalty Pharma PLC, Class A(b)	223,620	8,985,051
Viatris, Inc.	738,905	6,295,471
Zoetis, Inc.	287,414	42,620,622

		885,456,441

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	79,467	7,338,777
CACI International, Inc., Class A(a)	13,905	3,630,039
Clarivate PLC(a)(b)	286,826	2,693,296
CoStar Group, Inc.(a)	241,020	16,787,043
Dun & Bradstreet Holdings, Inc.(b)	149,741	1,855,291
Equifax, Inc.(b)	73,909	12,670,220
FTI Consulting, Inc.(a)(b)	20,290	3,362,256
Jacobs Solutions, Inc.(b)	77,936	8,455,277
KBR, Inc.(b)	82,599	3,569,929
Leidos Holdings, Inc.	83,351	7,290,712
ManpowerGroup, Inc.(b)	31,630	2,046,145
Nielsen Holdings PLC	218,845	6,066,383
Robert Half International, Inc.(b)	64,852	4,961,178
Science Applications International Corp.(b)	32,942	2,913,061
TransUnion	116,750	6,945,458
Verisk Analytics, Inc.(b)	95,033	16,205,977

		106,791,042

Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	194,057	13,100,788
Howard Hughes Corp.(b)	22,290	1,234,643
Jones Lang LaSalle, Inc.	29,751	4,494,484
Opendoor Technologies, Inc.	279,919	870,548
WeWork, Inc., Class A(b)	77,407	205,129
Zillow Group, Inc., Class A(b)	33,710	965,117
Zillow Group, Inc., Class C(b)	98,592	2,820,717

		23,691,426

Road & Rail — 1.0%
AMERCO(b)	5,406	2,752,843
Avis Budget Group, Inc.(a)	17,711	2,629,375
CSX Corp.	1,305,724	34,784,488
Hertz Global Holdings, Inc.(a)(b)	123,337	2,007,926

8

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
JB Hunt Transport Services, Inc.(b)	51,326	$8,028,413
Knight-Swift Transportation Holdings, Inc.(b)	94,897	4,643,310
Landstar System, Inc.(b)	21,783	3,144,812
Lyft, Inc., Class A(a)(b)	186,875	2,461,144
Norfolk Southern Corp.	143,043	29,988,965
Old Dominion Freight Line, Inc.(b)	61,609	15,326,471
Ryder System, Inc.(b)	29,094	2,196,306
Schneider National, Inc., Class B	30,004	609,081
Uber Technologies, Inc.(a)	1,153,302	30,562,503
Union Pacific Corp.	383,239	74,662,622
XPO Logistics, Inc.(a)	61,561	2,740,696

		216,538,955

Semiconductors & Semiconductor Equipment — 4.3%
Advanced Micro Devices, Inc.(a)	985,999	62,472,897
Allegro MicroSystems, Inc.(a)(b)	41,568	908,261
Analog Devices, Inc.	318,648	44,400,412
Applied Materials, Inc.	530,060	43,427,816
Broadcom, Inc.	241,109	107,054,807
Cirrus Logic, Inc.(a)	34,221	2,354,405
Enphase Energy, Inc.(a)	80,104	22,226,457
Entegris, Inc.	90,288	7,495,710
First Solar, Inc.(a)(b)	65,581	8,674,399
Globalfoundries, Inc.(a)(b)	37,213	1,799,248
Intel Corp.	2,498,128	64,376,759
KLA Corp.	86,623	26,214,718
Lam Research Corp.	83,514	30,566,124
Lattice Semiconductor Corp.(a)	80,975	3,984,780
Marvell Technology, Inc.	519,486	22,291,144
Microchip Technology, Inc.(b)	326,604	19,932,642
Micron Technology, Inc.(b)	672,519	33,693,202
MKS Instruments, Inc.	34,149	2,822,073
Monolithic Power Systems, Inc.(b)	27,631	10,041,105
NVIDIA Corp.(b)	1,470,148	178,461,266
ON Semiconductor Corp.(a)	266,314	16,599,352
Qorvo, Inc.(a)	62,325	4,949,228
Qualcomm, Inc.	684,028	77,281,483
Skyworks Solutions, Inc.	98,058	8,361,406
Teradyne, Inc.(b)	96,981	7,288,122
Texas Instruments, Inc.	562,858	87,119,161
Universal Display Corp.(b)	26,964	2,544,053
Wolfspeed, Inc.(a)(b)	69,721	7,206,363

		904,547,393

Software — 8.8%
Adobe, Inc.(a)	288,079	79,279,341
Alteryx, Inc., Class A(a)(b)	35,262	1,969,030
ANSYS, Inc.(a)	53,414	11,841,884
AppLovin Corp., Class A(a)(b)	133,906	2,609,828
Aspen Technology, Inc.(a)(b)	16,323	3,888,139
Atlassian Corp. PLC, Class A(a)	83,720	17,630,595
Autodesk, Inc.(a)	132,992	24,842,906
Avalara, Inc.(a)	53,071	4,871,918
Bentley Systems, Inc., Class B(b)	100,640	3,078,578
Bill.com Holdings, Inc.(a)(b)	58,746	7,776,208
Black Knight, Inc.(a)	92,931	6,015,424
Cadence Design Systems, Inc.(a)	166,472	27,206,519
CCC Intelligent Solutions Holdings, Inc.(a)(b)	100,713	916,488
Ceridian HCM Holding, Inc.(a)	84,125	4,700,905
Citrix Systems, Inc.(b)	76,214	7,918,635
Confluent, Inc., Class A(a)	73,974	1,758,362
Coupa Software, Inc.(a)	45,608	2,681,750
Crowdstrike Holdings, Inc., Class A(a)	127,550	21,021,515

Security	Shares	Value

Software (continued)
Datadog, Inc., Class A(a)	160,790	$14,274,936
DocuSign, Inc.(a)(b)	118,961	6,360,845
Dolby Laboratories, Inc., Class A(b)	38,321	2,496,613
DoubleVerify Holdings, Inc.(a)(b)	38,177	1,044,141
Dropbox, Inc., Class A(a)	173,630	3,597,614
Dynatrace, Inc.(a)	119,957	4,175,703
Elastic NV(a)	47,015	3,372,856
Fair Isaac Corp.(a)	15,283	6,296,749
Five9, Inc.(a)	41,693	3,126,141
Fortinet, Inc.(a)	395,231	19,417,699
Guidewire Software, Inc.(a)(b)	52,727	3,246,929
HubSpot, Inc.(a)(b)	27,607	7,457,203
Informatica, Inc., Class A(a)(b)	18,554	372,379
Intuit, Inc.	168,225	65,156,907
Jamf Holding Corp.(a)(b)	42,816	948,803
Manhattan Associates, Inc.(a)	37,592	5,000,864
Microsoft Corp.	4,567,800	1,063,840,620
nCino, Inc.(a)(b)	42,161	1,438,112
NCR Corp.(a)	79,246	1,506,466
New Relic, Inc.(a)	30,316	1,739,532
NortonLifeLock, Inc.(b)	352,478	7,098,907
Nutanix, Inc., Class A(a)	135,190	2,816,008
Oracle Corp.	923,439	56,394,420
Palantir Technologies, Inc., Class A(a)(b)	1,100,082	8,943,667
Palo Alto Networks, Inc.(a)(b)	179,393	29,382,779
Paycom Software, Inc.(a)	31,205	10,297,338
Paycor HCM, Inc.(a)(b)	32,514	961,114
Paylocity Holding Corp.(a)(b)	24,485	5,915,086
Pegasystems, Inc.(b)	24,451	785,855
Procore Technologies, Inc.(a)(b)	41,601	2,058,417
PTC, Inc.(a)	65,024	6,801,510
RingCentral, Inc., Class A(a)	49,946	1,995,842
Roper Technologies, Inc.(b)	64,557	23,217,279
Salesforce, Inc.(a)	587,505	84,506,719
SentinelOne, Inc., Class A(a)(b)	111,943	2,861,263
ServiceNow, Inc.(a)	122,227	46,154,137
Smartsheet, Inc., Class A(a)	75,310	2,587,652
Splunk, Inc.(a)	98,629	7,416,901
Synopsys, Inc.(a)	92,998	28,411,819
Teradata Corp.(a)	62,987	1,956,376
Tyler Technologies, Inc.(a)	25,416	8,832,060
UiPath, Inc., Class A(a)(b)	222,373	2,804,124
Unity Software, Inc.(a)(b)	127,497	4,062,054
VMware, Inc., Class A(b)	128,274	13,656,050
Workday, Inc., Class A(a)	120,997	18,418,163
Zendesk, Inc.(a)	72,748	5,536,123
Zoom Video Communications, Inc., Class A(a)	154,214	11,348,608
Zscaler, Inc.(a)(b)	51,023	8,386,650

		1,848,486,058

Specialty Retail — 2.2%
Advance Auto Parts, Inc.(b)	36,907	5,770,040
AutoNation, Inc.(a)(b)	24,067	2,451,705
AutoZone, Inc.(a)	11,890	25,467,548
Bath & Body Works, Inc.	143,207	4,668,548
Best Buy Co., Inc.(b)	122,945	7,787,336
Burlington Stores, Inc.(a)(b)	39,684	4,440,243
CarMax, Inc.(a)(b)	96,722	6,385,587
Carvana Co.(a)(b)	62,123	1,261,097
Dick’s Sporting Goods, Inc.	32,841	3,436,482
Five Below, Inc.(a)(b)	32,794	4,514,750
Floor & Decor Holdings, Inc., Class A(a)(b)	61,940	4,351,904
GameStop Corp., Class A(a)(b)	163,588	4,110,967

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap, Inc.(b)	121,344	$996,234
Home Depot, Inc.	630,767	174,053,846
Leslie’s, Inc.(a)(b)	94,145	1,384,873
Lithia Motors, Inc.(b)	16,956	3,637,910
Lowe’s Cos., Inc.(b)	390,348	73,311,258
O’Reilly Automotive, Inc.(a)	38,313	26,947,449
Penske Automotive Group, Inc.(b)	16,349	1,609,232
Petco Health & Wellness Co., Inc.(a)(b)	47,926	534,854
RH(a)	11,973	2,946,196
Ross Stores, Inc.(b)	210,544	17,742,543
TJX Cos., Inc.(b)	716,679	44,520,100
Tractor Supply Co.(b)	68,825	12,793,191
Ulta Beauty, Inc.(a)	31,131	12,489,446
Victoria’s Secret & Co.(a)(b)	49,253	1,434,247
Williams-Sonoma, Inc.(b)	41,644	4,907,745

		453,955,331

Technology Hardware, Storage & Peripherals — 6.4%
Apple, Inc.	9,334,726	1,290,059,133
Dell Technologies, Inc., Class C	161,000	5,501,370
Hewlett Packard Enterprise Co.(b)	800,976	9,595,693
HP, Inc.	634,979	15,823,677
NetApp, Inc.	133,579	8,261,861
Pure Storage, Inc., Class A(a)	175,856	4,813,179
Western Digital Corp.(a)(b)	190,479	6,200,091

		1,340,255,004

Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)	85,407	3,283,045
Carter’s, Inc.(b)	23,015	1,508,173
Columbia Sportswear Co.(b)	21,331	1,435,576
Deckers Outdoor Corp.(a)	15,945	4,984,567
Hanesbrands, Inc.(b)	203,491	1,416,297
Lululemon Athletica, Inc.(a)	67,747	18,939,351
NIKE, Inc., Class B	748,001	62,173,843
PVH Corp.(b)	42,093	1,885,767
Ralph Lauren Corp.(b)	27,530	2,338,123
Skechers USA, Inc., Class A(a)	80,757	2,561,612
Tapestry, Inc.	152,521	4,336,172
Under Armour, Inc., Class A(a)	103,779	690,130
Under Armour, Inc., Class C(a)	128,526	766,015
VF Corp.(b)	213,254	6,378,427

		112,697,098

Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.	181,135	2,322,151
New York Community Bancorp, Inc.(b)	271,919	2,319,469
Rocket Cos., Inc., Class A(b)	81,478	514,941
TFS Financial Corp.(b)	35,153	456,989
UWM Holdings Corp.(b)	64,344	188,528

		5,802,078

Tobacco — 0.6%
Altria Group, Inc.	1,105,636	44,645,582
Philip Morris International, Inc.	945,954	78,523,641

		123,169,223

Security	Shares	Value

Trading Companies & Distributors — 0.3%
Air Lease Corp.(b)	63,100	$1,956,731
Core & Main, Inc., Class A(a)	47,150	1,072,191
Fastenal Co.(b)	351,089	16,164,138
MSC Industrial Direct Co., Inc., Class A	27,634	2,012,032
SiteOne Landscape Supply, Inc.(a)(b)	26,294	2,738,257
United Rentals, Inc.(a)	42,292	11,423,915
Univar Solutions, Inc.(a)	100,479	2,284,892
W.W.Grainger, Inc.(b)	27,938	13,666,990
Watsco, Inc.(b)	19,901	5,123,711
WESCO International, Inc.(a)	26,533	3,167,510

		59,610,367

Water Utilities(b) — 0.1%
American Water Works Co., Inc.	111,608	14,526,897
Essential Utilities, Inc.	140,970	5,833,339

		20,360,236

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	363,672	48,793,872

Total Common Stocks — 97.6% (Cost: $15,007,077,236)		20,442,028,170

Investment Companies

Equity Real Estate Investment Trusts (REITs) — 1.3%
iShares Russell 1000 ETF(b)(c)(d)	1,450,318	286,191,251

Total Investment Companies — 1.3% (Cost: $298,462,672)		286,191,251

Total Long-Term Investments — 98.9% (Cost: $15,305,539,908)		20,728,219,421

Short-Term Securities

Money Market Funds — 13.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(c)(d)(e)	2,526,936,691	2,527,694,772
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(c)(d)	208,818,606	208,818,606

Total Short-Term Securities — 13.1% (Cost: $2,735,660,662)		2,736,513,378

Total Investments — 112.0% (Cost: $18,041,200,570)		23,464,732,799

Liabilities in Excess of Other Assets — (12.0)%		(2,517,212,268)

Net Assets — 100.0%		$20,947,520,531

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,584,757,900	$942,797,595	(a)	$—		$(512,607)	$651,884	$2,527,694,772	2,526,936,691	$3,784,560	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	227,588,973	—		(18,770,367	)(a)	—	—	208,818,606	208,818,606	1,188,634		—
BlackRock, Inc.	70,074,216	11,938,386		(1,619,006)		(401,896)	(29,586,052)	50,405,648	91,600	1,248,787		—
iShares Russell 1000 ETF	229,918,183	2,683,025,607		(2,564,646,704)		(17,296,628)	(44,809,207)	286,191,251	1,450,318	1,887,114		—

						$(18,211,131)	$(73,743,375)	$3,073,110,277		$8,109,095		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	826	12/16/22	$148,742	$(18,264,045)
S&P Mid 400 E-Mini Index	59	12/16/22	13,028	(1,567,317)

				$(19,831,362)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$333,645,814	$—	$—	$333,645,814
Air Freight & Logistics	112,503,449	—	—	112,503,449
Airlines	38,930,815	—	—	38,930,815
Auto Components	26,415,183	—	—	26,415,183
Automobiles	487,288,294	—	—	487,288,294
Banks	749,170,934	—	—	749,170,934
Beverages	347,380,728	—	—	347,380,728
Biotechnology	488,080,049	—	—	488,080,049
Building Products	114,263,799	—	—	114,263,799
Capital Markets	649,118,633	—	—	649,118,633
Chemicals	359,552,595	—	—	359,552,595
Commercial Services & Supplies	112,670,340	—	—	112,670,340
Communications Equipment	160,468,934	—	—	160,468,934
Construction & Engineering	30,758,279	—	—	30,758,279
Construction Materials	27,425,731	—	—	27,425,731
Consumer Finance	109,003,784	—	—	109,003,784
Containers & Packaging	71,875,893	—	—	71,875,893
Distributors	27,573,025	—	—	27,573,025
Diversified Consumer Services	17,644,538	—	—	17,644,538
Diversified Financial Services	316,796,964	—	—	316,796,964
Diversified Telecommunication Services	172,418,998	—	—	172,418,998
Electric Utilities	384,543,271	—	—	384,543,271
Electrical Equipment	134,002,927	—	—	134,002,927
Electronic Equipment, Instruments & Components	122,513,021	—	—	122,513,021
Energy Equipment & Services	60,351,522	—	—	60,351,522
Entertainment	292,572,054	—	—	292,572,054
Equity Real Estate Investment Trusts (REITs)	627,531,835	—	—	627,531,835
Food & Staples Retailing	316,765,020	—	—	316,765,020
Food Products	231,540,294	—	—	231,540,294
Gas Utilities	15,957,632	—	—	15,957,632
Health Care Equipment & Supplies	531,257,167	—	—	531,257,167
Health Care Providers & Services	695,513,040	—	—	695,513,040
Health Care Technology	24,276,891	—	—	24,276,891
Hotels, Restaurants & Leisure	413,903,633	—	—	413,903,633
Household Durables	66,952,841	—	—	66,952,841
Household Products	264,814,584	—	—	264,814,584
Independent Power and Renewable Electricity Producers	16,993,723	—	—	16,993,723
Industrial Conglomerates	148,360,812	—	—	148,360,812
Insurance	486,666,751	—	—	486,666,751
Interactive Media & Services	905,544,111	—	—	905,544,111
Internet & Direct Marketing Retail	642,096,050	—	—	642,096,050
IT Services	936,089,174	—	—	936,089,174
Leisure Products	18,460,436	—	—	18,460,436
Life Sciences Tools & Services	378,978,611	—	—	378,978,611
Machinery	344,897,112	55,126	—	344,952,238
Marine	2,232,568	—	—	2,232,568
Media	174,864,994	—	—	174,864,994
Metals & Mining	94,787,069	—	—	94,787,069
Mortgage Real Estate Investment Trusts (REITs)	12,352,963	—	—	12,352,963
Multiline Retail	100,857,628	—	—	100,857,628
Multi-Utilities	170,052,582	—	—	170,052,582
Oil, Gas & Consumable Fuels	888,337,112	—	—	888,337,112
Paper & Forest Products	2,481,896	—	—	2,481,896
Personal Products	32,282,417	—	—	32,282,417
Pharmaceuticals	885,456,441	—	—	885,456,441
Professional Services	106,791,042	—	—	106,791,042
Real Estate Management & Development	23,691,426	—	—	23,691,426

12

Schedule of Investments (unaudited) (continued) September 30, 2022	Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Road & Rail	$216,538,955	$—	$—	$216,538,955
Semiconductors & Semiconductor Equipment.	904,547,393	—	—	904,547,393
Software	1,840,567,423	7,918,635	—	1,848,486,058
Specialty Retail	453,955,331	—	—	453,955,331
Technology Hardware, Storage & Peripherals	1,340,255,004	—	—	1,340,255,004
Textiles, Apparel & Luxury Goods	112,697,098	—	—	112,697,098
Thrifts & Mortgage Finance	5,802,078	—	—	5,802,078
Tobacco	123,169,223	—	—	123,169,223
Trading Companies & Distributors	59,610,367	—	—	59,610,367
Water Utilities	20,360,236	—	—	20,360,236
Wireless Telecommunication Services	48,793,872	—	—	48,793,872
Investment Companies	286,191,251	—	—	286,191,251
Short-Term Securities
Money Market Funds	2,736,513,378	—	—	2,736,513,378

	$23,456,759,038	$7,973,761	$—	$23,464,732,799

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(19,831,362)	$—	$—	$(19,831,362)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	13